SHAREHOLDERS' EQUITY - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY
Non-vested options outstanding (in shares)	455,000	575,000	593,750
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.58	€ 1.47	€ 1.53
Non-vested options granted (in shares)	0	155,000	165,000
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 0	€ 1.93	€ 1.33
Non-vested options vested (in shares)	(235,000)	(204,000)	(180,000)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 1.58	€ 1.52	€ 1.56
Non-vested options forfeited (in shares)	(3,750)	(70,600)	(3,750)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 1.54	€ 1.58	€ 1.29
Non-vested options outstanding (in shares)	216,250	455,000	575,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.59	€ 1.58	€ 1.47